UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended:  March 31, 2002

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:      Forstmann Asset Management LLC
Address:   399 Park Avenue
           37th  Floor
           New York, New York  10022

13F File Number: 28-10032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Andrew Kunar
Title:  Chief Operating Officer
Phone:  (212)  418-1235


Signature, Place and Date of Signing:

/s/ Andrew Kunar              New York, New York             April 15, 2002
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entires in this list, omit this section.]

     Form 13F File Number            Name


     28-

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   65

Form 13F Information Table Value Total:  $258,568
                                         (in thousands)


List of Other Included Managers:  None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]



No.        Form 13F File Number                 Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AAIPHARMA INC                  COM              00252W104     2448    68109 SH       SOLE                    68109
ABBOTT LABS                    COM              002824100     2630    50000 SH       SOLE                    50000
ABERCROMBIE & FITCH CO         COM              002896207     5082   165000 SH       SOLE                   165000
AFC ENTERPRISES INC            COM              00104Q107     2509    75000 SH       SOLE                    75000
AFFYMETRIX                     COM              00826T108      725    25000 SH       SOLE                    25000
ALCON LTD                      COM              18145N107     3385   100000 SH       SOLE                   100000
ALEXION PHARMACEUTICALS INC    COM              015351109    10206   434100 SH       SOLE                   434100
ALKERMES, INC                  COM              01642T108     5613   215400 SH       SOLE                   215400
AMERICAN HEALTHWAYS, INC       COM              02649V104     1673    61650 SH       SOLE                    61650
AMERICAN ONLINE                COM              00184A105     1183    50000 SH       SOLE                    50000
AMERISOURCEBERGEN CORP         COM              03073E105     1619    23700 SH       SOLE                    23700
ANDRX CORP COM                 COM              034553107    11962   315300 SH       SOLE                   315300
APPLIED MOLECULAR              COM              03823E108      826    96000 SH       SOLE                    96000
ARTHROCARE CORP                COM              043136100     1801   100000 SH       SOLE                   100000
AT&T CORP                      COM              001957109     1291    82200 SH       SOLE                    82200
AT&T CORP WIRELESS GROUP       COM              00209A106     8950  1000000 SH       SOLE                  1000000
BAXTER INTL, INC               COM              071813109     3512    59000 SH       SOLE                    59000
BIOSPHERE MEDICAL INC          COM              09066V103     2954   404100 SH       SOLE                   404100
BIOTRANSPLANT                  COM              09066Y107      878   167200 SH       SOLE                   167200
BRISTOL MYERS SQUIBB COM       COM              110122108     4251   105000 SH       SOLE                   105000
CAREMARK RX INC                COM              141705103     4869   249700 SH       SOLE                   249700
CENTENE CORPORATION            COM              15135B101     1211    52900 SH       SOLE                    52900
CIMA LABS INC                  COM              171796105    14673   550600 SH       SOLE                   550600
CURAGEN CORP.                  COM              23126R101     3858   240200 SH       SOLE                   240200
DELIAS CORPORATION             COM              24688Q101      667   104700 SH       SOLE                   104700
ENZON INC                      COM              293904108     4159    93900 SH       SOLE                    93900
FLAMEL THECHNOLOGIES, SA       COM              338488109      427   198650 SH       SOLE                   198650
FLEMING COS INC                COM              339130106     5264   235000 SH       SOLE                   235000
GENESOFT INC SERIES D          COM              9K999U210      500   125000 SH       SOLE                   125000
GENSET SA SPONSORED ADR        COM              37244T104     1951   995355 SH       SOLE                   995355
GLOBAL SPORTS INC              COM              37937A107      855    50000 SH       SOLE                    50000
HOT TOPIC INC                  COM              441339108     2717   130000 SH       SOLE                   130000
ILEX ONCOLOGY INC              COM              451923106     5704   330500 SH       SOLE                   330500
INCYTE GENOMICS, INC           COM              45337C102     6018   505700 SH       SOLE                   505700
INTERMUNE PHARMACEUTICALS      COM              45884X103    20147   670000 SH       SOLE                   670000
INTRABIOTICS PHARMACEUTICALS   COM              46116T100     2810   802760 SH       SOLE                   802760
JDS UNIPHASE CORP              COM              46612J101     1767   300000 SH       SOLE                   300000
LABRANCHE & CO, INC            COM              505447102     1593    51300 SH       SOLE                    51300
LIFESPAN BIOSCIENCES SERIES B  COM              9C999M877     2540  1451427 SH       SOLE                  1451427
MANOR CARE, INC.               COM              564055101     3260   139900 SH       SOLE                   139900
MEDAREX INC                    COM              583916101     5968   370000 SH       SOLE                   370000
MEDIMMUNE, INC                 COM              584699102     1982    50400 SH       SOLE                    50400
MYRIAD GENETICS                COM              62855J104    17939   535340 SH       SOLE                   535340
NEUROGEN CORP.                 COM              64124E106     1967   154192 SH       SOLE                   154192
PENWEST PHARMACEUTICALS CO     COM              709754105     5459   281400 SH       SOLE                   281400
PHARMACIA CORP.                COM              71713U102     3156    70000 SH       SOLE                    70000
POSSIS MEDICAL INC             COM              737407106     1509    76600 SH       SOLE                    76600
PRAECIS PHARMACEUTICALS INC    COM              739421105      898   172600 SH       SOLE                   172600
Q MED INC                      COM              747914109      971    80600 SH       SOLE                    80600
REGENERON PHARM                COM              75886F107     2434    97400 SH       SOLE                    97400
SCHERING PLOUGH, CORP          COM              806605101     3130   100000 SH       SOLE                   100000
SERONO S A                     COM              81752M101     8064   360000 SH       SOLE                   360000
SHIRE PHARMACEUTICAL GROUP     COM              824814R10    13965   595000 SH       SOLE                   595000
SPRINT PCS CORP                COM              852061506     7975   775000 SH       SOLE                   775000
TITON PHARMACEUTICALS INC      COM              888314101      988   141000 SH       SOLE                   141000
TOO INC                        COM              890333107     2507    85000 SH       SOLE                    85000
TRANSKARYOTIC THERAPIE COM     COM              893735100     3552    82500 SH       SOLE                    82500
TRIPATH IMAGING INC            COM              896942109      419    73100 SH       SOLE                    73100
TYCO INTERNATIONAL LTD         COM              902124106     2424    75000 SH       SOLE                    75000
USA NETWORKS, INC              COM              902984103     1589    50000 SH       SOLE                    50000
VODAPHONE GROUP PLC            COM              92857W100     1843   100000 SH       SOLE                   100000
WATSON PHARMACEUTICALS         COM              942683103     3386   125000 SH       SOLE                   125000
WYETH                          COM              026609107     5383    82000 SH       SOLE                    82000
YAHOO! INC                     COM              984332106     1847   100000 SH       SOLE                   100000
BIOPURE APRIL 25 PUTS          PUT              09065H0ME      725      500 SH  PUT  SOLE                      500










03020.002 #316472